Net Income (Loss) per Share - Summary of Dilutive Securities Excluded from Computation of Basic and Diluted Net Income (Loss) Per Common Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	31,275,308	8,674,222	32,693,169	6,325,031
Outstanding Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,811,144	4,273,881	3,886,038	4,301,960
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	483,939	1,415,104	643,635	1,415,104
Warrants to Purchase Preferred Stock (as converted to warrants to purchase Common Stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	220,529	294,300	138,857	297,854
Warrants to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		138,857	264,801	138,857
Shares of Common Stock Issued Upon the Exercise of Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	18,759,696		18,759,838
Earn-Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	9,000,000		9,000,000
Convertible Note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		2,552,080		171,256